Events After the Date of the Statement of Financial Position	12 Months Ended
Dec. 31, 2017
Events After the Date of the Statement of Financial Position
38	EVENTS AFTER THE DATE OF THE STATEMENT OF FINANCIAL POSITION

a)	Divestment process

The Company has initiated a divestment process of non-strategic assets to meet the obligations arose from the early terminations of the GSP project. It should be noted that outside the situation described above, the subsidiaries of the Group are operating normally with their own capital and financing needs.

To date these divestments are the following:

•	On March 28, 2018, the subsidiary GYM sold its total share (87.59%) in Stracon GyM S.A. for a total of US $76.8 million which was fully paid. All of the inflows were used to amortize their financial obligations.

The information on the financial result and the cash flow presented below correspond to Stracon GyM S.A. from the years to the periods ended December 31, 2016 and 2017, which were included in the consolidated financial statements.

	STRACON GyM S.A.
	2015	2016	2017
Revenue	1,476,764	1,222,707	1,027,804
Operating costs	(1,305,806)	(1,099,789)	(943,805)
Finance costs, net	(21,478)	(3,104)	(5,231)

Operating profit from discontinued activities before taxation	149,480	119,814	78,768
Income tax expense	(40,492)	(32,558)	(17,969)

Profit from discontinued ordinary activities after taxation	108,988	87,256	60,799
Profit from discontinued activities attributable to owners of the Company	95,463	76,428	53,254

Earnings per share relating to the discontinued operation are as follows Basic	1.395	1.117	0.778

Cash flows relating to the discontinued operation are as follows:
Operating cash flows	166,438	49,105	118,418
Investing cash flows	(19,914)	(31,132)	(6,750)
Financing cash flows	(120,655)	(71,382)	(97,802)

•	On May 29, 2018 our company subscribed with Inversiones Concesión Vial S.A.C. (“BCI Peru”)—with the intervention of the Investment Fund BCI NV (“BCI Fund”) and BCI Management Administradora General de Fondos S.A. (“BCI Asset Management”)—an investment agreement to monetize future dividends on Norvial S.A., for US$42.3 million The net proceeds will be use to amortize their financial obligations.

•	On May 31st, 2018, the subsidiary Almonte signed an agreement to sell 4,208,769.24 square meters of land for the price of US$92.6 and a second agreement for the sale of additional land subject to certain conditions.

b)	Legal processes arising in 2018

i)	Consorcio Italo Peruano

On January 26, 2018, GyM S.A. (hereinafter, “GyM”) initiated an arbitration against the National Institute of Neoplastic Diseases (hereinafter, “INEN”), its claim being the approval of the Extension of Term No. 1 for a period of 62 calendar days and, recognition of expenses S/1.4 million (S/0.7 million corresponds to GyM SA). To date, the installation of the Arbitral Tribunal is pending.

ii)	Consorcio Norte Pachacutec.

On February 8, 2018, the North Pachacutec Consortium (hereinafter, the “Consortium”) initiated an arbitration against the Drinking Water and Sewerage Service of Lima S.A. (hereinafter, “SEDAPAL”), its main claim being the determination of the final cost of the work executed by the Consortium, considering unrecognized, recognized concepts and awards previously issued and that has not yet been met with the payment in favor of the Consortium, equivalent to the sum of S/36.3 million (S/17.8 million corresponds to GyM). To date, the installation of the Arbitral Tribunal is pending.

c)	Deslisting procedure

The New York Stock Exchange (“NYSE”) initiated the Company’s delisting procedure and determined the immediate suspension of the trading of its American Depositary Shares as a result of the Company’s delay in presenting its annual report in Form 20-F corresponding to the year 2017.

This decision was appealed by the Company on May 27, 2018. As a result of the appeal, the NYSE established that the Company must support its appeal no later than July 19, 2018 and scheduled a hearing to orally discuss the company’s arguments for October 11, 2018.

Based on recent precedents and in our legal advisors’ opinion, we estimate that the delisting and suspension decision described above would be revoked upon satisfactory presentation of our annual report in form 20-F corresponding to the year 2017.